Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VS. PERFORMANCE
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“CEO”) and Non-CEO NEOs and Company performance for the fiscal years listed below. The Human Capital Committee did not consider the pay vs. performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for CEO[1] ($)	Compensation Actually Paid to CEO[1,2,3] ($)	Average Summary Compensation Table Total for Non-CEO NEOs[1] ($)	Average Compensation Actually Paid to Non-CEO NEOs[1,2,3] ($)	Value of Initial Fixed $100 Investment based on:[4]		Net Income ($ Millions)	Non-GAAP EPS[5] $
					TSR ($)	Peer Group TSR ($)
2025	6,857,678	4,885,264	2,003,534	1,572,046	117.82	149.33	92	6.77
2024	7,174,545	4,736,954	2,074,848	1,600,640	163.61	156.69	110	7.45
2023	5,661,458	9,344,246	1,716,606	2,533,532	183.33	134.51	83	6.50
2022	4,848,381	4,601,982	1,462,435	1,350,244	134.81	114.03	64	5.77
2021	4,398,947	6,389,100	1,351,755	2,097,296	138.79	126.16	71	4.82

(1) John Wasson was our CEO for each year presented. The individuals comprising the Non-CEO NEOs for each year presented are listed below.

2021	2022	2023	2024	2025
James C. Morgan	James C. Morgan	James C. Morgan	James C. Morgan	James C. Morgan
Bettina Welsh	Bettina Welsh	Barry Broadus	Barry Broadus	Barry Broadus
Sergio Ostria	Barry Broadus	Anne Choate	Anne Choate	Anne Choate
Mark Lee	Anne Choate	Mark Lee	Sergio Ostria	Sergio Ostria
Mark Lee

(2) The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
(3) Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the CEO and the Non-CEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for CEO ($)	Exclusion of Stock Awards and Option Awards for CEO ($)	Inclusion of Equity Values for CEO ($)	Compensation Actually Paid to CEO ($)
2025	6,857,678	(4,715,918)	2,743,504	4,885,264

Year	Average Summary Compensation Table Total for Non-CEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-CEO NEOs ($)	Average Inclusion of Equity Values for Non-CEO NEOs ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)
2025	2,003,534	(1,122,260)	690,772	1,572,046

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for CEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for CEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for CEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for CEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for CEO ($)	Total - Inclusion of Equity Values for CEO ($)
2025	4,686,365	(1,174,721)	—	(768,140)	—	2,743,504

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-CEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-CEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-CEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-CEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-CEO NEOs ($)	Total – Average Inclusion of Equity Values for Non-CEO NEOs ($)
2025	1,115,227	(253,086)	—	(171,369)	—	690,772

(4) The amounts set forth under the heading “Peer Group TSR” reflect the value, as of the end of the applicable fiscal year, of a hypothetical initial investment of $100 made on December 31, 2020, into the S&P Composite 1500 – Commercial & Professional Services Index.
(5) The Human Capital Committee determined that Non-GAAP EPS was the most important financial performance measure used to link Company performance to Compensation Actually Paid to our CEO and Non-CEO NEOs in 2025. More information on Non-GAAP EPS used for STI and LTI can be found in Annexes A and B. This performance measure may not have been the most important financial performance measure for all prior years, and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Non-GAAP EPS
Named Executive Officers, Footnote
(1) John Wasson was our CEO for each year presented. The individuals comprising the Non-CEO NEOs for each year presented are listed below.

2021	2022	2023	2024	2025
James C. Morgan	James C. Morgan	James C. Morgan	James C. Morgan	James C. Morgan
Bettina Welsh	Bettina Welsh	Barry Broadus	Barry Broadus	Barry Broadus
Sergio Ostria	Barry Broadus	Anne Choate	Anne Choate	Anne Choate
Mark Lee	Anne Choate	Mark Lee	Sergio Ostria	Sergio Ostria
Mark Lee

Peer Group Issuers, Footnote
(4) The amounts set forth under the heading “Peer Group TSR” reflect the value, as of the end of the applicable fiscal year, of a hypothetical initial investment of $100 made on December 31, 2020, into the S&P Composite 1500 – Commercial & Professional Services Index.

PEO Total Compensation Amount	$ 6,857,678	$ 7,174,545	$ 5,661,458	$ 4,848,381	$ 4,398,947
PEO Actually Paid Compensation Amount	$ 4,885,264	4,736,954	9,344,246	4,601,982	6,389,100
Adjustment To PEO Compensation, Footnote
(3) Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the CEO and the Non-CEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for CEO ($)	Exclusion of Stock Awards and Option Awards for CEO ($)	Inclusion of Equity Values for CEO ($)	Compensation Actually Paid to CEO ($)
2025	6,857,678	(4,715,918)	2,743,504	4,885,264

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for CEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for CEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for CEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for CEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for CEO ($)	Total - Inclusion of Equity Values for CEO ($)
2025	4,686,365	(1,174,721)	—	(768,140)	—	2,743,504

Non-PEO NEO Average Total Compensation Amount	$ 2,003,534	2,074,848	1,716,606	1,462,435	1,351,755
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,572,046	1,600,640	2,533,532	1,350,244	2,097,296
Adjustment to Non-PEO NEO Compensation Footnote
(3) Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the CEO and the Non-CEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Average Summary Compensation Table Total for Non-CEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-CEO NEOs ($)	Average Inclusion of Equity Values for Non-CEO NEOs ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)
2025	2,003,534	(1,122,260)	690,772	1,572,046

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-CEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-CEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-CEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-CEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-CEO NEOs ($)	Total – Average Inclusion of Equity Values for Non-CEO NEOs ($)
2025	1,115,227	(253,086)	—	(171,369)	—	690,772

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between CEO and Non-CEO NEO Compensation Actually Paid and Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our Non-CEO NEOs, and the Company’s cumulative TSR over the five (5) most recently completed fiscal years. The chart also compares the Company’s TSR to that of the Peer Group TSR over the same period.

Compensation Actually Paid vs. Net Income
Relationship Between CEO and Non-CEO NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our Non-CEO NEOs, and our Net Income during the five (5) most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between CEO and Non-CEO NEO Compensation Actually Paid and Non-GAAP EPS
The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our Non-CEO NEOs, and our Non-GAAP EPS during the five (5) most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Relationship Between CEO and Non-CEO NEO Compensation Actually Paid and Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our Non-CEO NEOs, and the Company’s cumulative TSR over the five (5) most recently completed fiscal years. The chart also compares the Company’s TSR to that of the Peer Group TSR over the same period.

Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our CEO and Non-CEO NEOs for 2025 to Company performance. The measures in this table are not ranked.

Non-GAAP EPS Gross Revenue Relative Total Shareholder Return

Total Shareholder Return Amount	$ 117.82	163.61	183.33	134.81	138.79
Peer Group Total Shareholder Return Amount	149.33	156.69	134.51	114.03	126.16
Net Income (Loss)	$ 92,000,000	$ 110,000,000	$ 83,000,000	$ 64,000,000	$ 71,000,000
Company Selected Measure Amount | $ / shares	6.77	7.45	6.5	5.77	4.82
PEO Name	John Wasson	John Wasson	John Wasson	John Wasson	John Wasson
Equity Awards Adjustments, Footnote
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for CEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for CEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for CEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for CEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for CEO ($)	Total - Inclusion of Equity Values for CEO ($)
2025	4,686,365	(1,174,721)	—	(768,140)	—	2,743,504

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-CEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-CEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-CEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-CEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-CEO NEOs ($)	Total – Average Inclusion of Equity Values for Non-CEO NEOs ($)
2025	1,115,227	(253,086)	—	(171,369)	—	690,772

Measure:: 1
Pay vs Performance Disclosure
Name	Non-GAAP EPS
Non-GAAP Measure Description
(5) The Human Capital Committee determined that Non-GAAP EPS was the most important financial performance measure used to link Company performance to Compensation Actually Paid to our CEO and Non-CEO NEOs in 2025. More information on Non-GAAP EPS used for STI and LTI can be found in Annexes A and B. This performance measure may not have been the most important financial performance measure for all prior years, and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Measure:: 2
Pay vs Performance Disclosure
Name	Gross Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,715,918)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,743,504
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,686,365
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,174,721)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(768,140)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,122,260)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	690,772
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,115,227
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(253,086)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(171,369)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0